UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           05/13/04
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        53
                                               -------------

Form 13F Information Table Value Total:        $750,832
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
24/7 REAL MEDIA INC               COM            901314104   12,688   1,750,000(SH)      (SOLE)                  1,750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC           COM            00751Y106   30,503     750,000(SH)      (SOLE)                    750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM            00817Y108   23,327     260,000(SH)      (SOLE)                    260,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                      SHS            M0861T100    9,835     775,000(SH)      (SOLE)                    775,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                          COM            001765106   13,367   1,050,000(SH)      (SOLE)                  1,050,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICALS INC         COM            04033A100    2,388     250,000(SH)      (SOLE)                    250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AVICI SYS INC                     COM NEW        05367L802    5,520     400,000(SH)      (SOLE)                    400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BOOKHAM TECHNOLOGY PLC            SPONSORED ADR  09856Q108    8,938   4,100,000(SH)      (SOLE)                  4,100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM            101137107   16,952     400,000(SH)      (SOLE)                    400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CANON INC                         ADR            138006309   11,655     225,000(SH)      (SOLE)                    225,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   73,649   2,215,000(SH)      (SOLE)                  2,215,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHAMPION ENTERPRISES INC          COM            158496109    4,770     450,000(SH)      (SOLE)                    450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107   30,150   2,250,000(SH)      (SOLE)                  2,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                  CL A SPL       20030N200   22,280     800,000(SH)      (SOLE)                    800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC           COM PAR $0.10  205862402    7,710     425,000(SH)      (SOLE)                    425,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC              COM            207142100    7,816   1,275,000(SH)      (SOLE)                  1,275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CORGENTECH INC                    COM            21872P105    5,054     270,000(SH)      (S0LE)                    270,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    COM            532457108   13,380     200,000(SH)      (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                   COM            345838106   10,743     150,000(SH)      (SOLE)                    150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GEAC COMPUTER LTD                 COM            368289104    8,870   1,350,000(SH)      (SOLE)                  1,350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GENELABS TECHNOLOGIES INC         COM            368706107    9,428   3,505,000(SH)      (SOLE)                  3,505,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GRIFFON CORP                      COM            398433102    6,480     300,000(SH)      (SOLE)                    300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS & HARRIS GROUP INC         COM            413833104   12,768     760,000(SH)      (SOLE)                    760,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   21,310     315,000(SH)      (SOLE)                    315,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STL GROUP INC       COM            460377104   14,513     375,000(SH)      (SOLE)                    375,000(SOLE)
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KINTERA INC                       COM            49720P506    5,709     342,500(SH)      (SOLE)                    342,500(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MAPINFO CORP                      COM            565105103      961      75,000(SH)      (SOLE)                     75,000(SOLE)
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MICROSOFT CORP                    COM            594918104   12,465     500,000(SH)      (SOLE)                    500,000(SOLE)
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MICROSOFT CORP                    COM            594918104   34,902   1,400,000(SH) CALL (SOLE)                  1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MICROSTRATEGY INC                 CL A NEW       594972408   12,792     240,000(SH)      (SOLE)                    240,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL PARTNERS            CORP COM       63607P208    4,031     125,000(SH)      (SOLE)                    125,000(SOLE)
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NETIQ CORP                        COM            64115P102    9,443     675,000(SH)      (SOLE)                    675,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC               CL A           65333F107   13,293   1,050,000(SH)      (SOLE)                  1,050,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP NEW          COM            656568102   15,741   2,650,000(SH)      (SOLE)                  2,650,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ORCHID BIOSCIENCES INC            COM            68571P100    8,000     800,000(SH)      (SOLE)                    800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                        COM            693718108    5,605     100,000(SH)      (SOLE)                    100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PEP BOYS MANNY MOE & JACK         COM            713278109   38,156   1,375,000(SH)      (SOLE)                  1,375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PETSMART INC                      COM            716768106   12,173     450,000(SH)      (SOLE)                    450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                        COM            717081103   35,050   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO                COM            723787107   14,535     450,000(SH)      (SOLE)                    450,000(SOLE)
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PROCTER & GAMBLE CO               COM            742718109   15,732     150,000(SH)      (SOLE)                    150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC                COM            74834T103   12,263     750,000(SH)      (SOLE)                    750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RADYNE COMSTREAM INC              COM NEW        750611402    4,625     500,000(SH)      (SOLE)                    500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
REGENERATION TECH INC DEL         COM            75886N100    4,767     420,000(SH)      (SOLE)                    420,000(SOLE)
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RMH TELSERVICES INC               COM            749938106        0     117,545(SH)      (SOLE)                    117,545(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY RR & SONS CO            COM            257867101   34,031   1,125,000(SH)      (SOLE)                  1,125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO                 COM            86074Q102   11,775     750,000(SH)      (SOLE)                    750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SUPERGEN INC                      COM            868059106    3,200     250,000(SH) CALL (SOLE)                    250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC           COM            871508107    9,315     675,000(SH)      (SOLE)                    675,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
THERMO ELECTRON CORP              COM            883556102   11,312     400,000(SH)      (SOLE)                    400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTECHNOLOGY INC        COM            928298108   10,670     500,000(SH)      (SOLE)                    500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WESTPORT RES CORP NEW             COM            961418100   14,846     450,000(SH)      (SOLE)                    450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD         SHS            G96655108   11,346     305,000(SH)      (SOLE)                    305,000(SOLE)
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